UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 104,903	$ 131,408	$ 443,528	$ 506,653	$ 488,741
Costs and expenses:
Cost of natural gas and NGLs	$ 8,225	$ 31,759	$ 63,438	$ 107,661	$ 57,237
Type of Cost, Good or Service [Extensible List]	us-gaap:OilAndGasPurchasedMember	us-gaap:OilAndGasPurchasedMember	us-gaap:OilAndGasPurchasedMember	us-gaap:OilAndGasPurchasedMember	us-gaap:OilAndGasPurchasedMember
Operation and maintenance	$ 21,811	$ 24,222	$ 98,719	$ 100,978	$ 93,882
General and administrative	16,561	18,385	55,947	54,991	56,351
Depreciation and amortization	29,666	27,764	110,354	107,263	115,737
Transaction costs	11	2,337	3,017	0	50
Loss (gain) on asset sales, net	115	(961)	(1,536)	0	527
Long-lived asset impairment	3,821	44,951	60,507	7,186	188,702
Goodwill impairment			16,211	0	0
Total costs and expenses	80,210	148,457	406,657	378,079	512,486
Other (expense) income	(427)	209	451	(169)	298
Interest expense	(23,828)	(22,742)	(91,966)	(82,830)	(88,701)
Early extinguishment of debt			0	0	(22,039)
Income (loss) before income taxes and income (loss) from equity method investees	438	(39,582)	(54,644)	45,575	(134,187)
Income tax benefit (expense)	13	(257)	(1,231)	(367)	(504)
Income (loss) from equity method investees	3,311	(441)	(337,851)	(10,888)	(2,223)
Net income (loss)	3,762	(40,280)	(393,726)	34,320	(136,914)
Net (loss) income attributable to noncontrolling interest	(1,881)	(25,570)	(209,275)	2,774	46,497
Net income (loss) attributable to limited partners	5,643	(14,710)	(184,451)	31,546	(183,411)
Series A Preferred Units
Costs and expenses:
Net income (loss) attributable to limited partners	7,125	7,125	28,500	28,500	3,563
Series A Preferred Units | Subsidiary
Costs and expenses:
Net income (loss) attributable to limited partners	945	0	58	0	0
Common units
Costs and expenses:
Net income (loss) attributable to limited partners	$ (2,427)	$ (21,835)	$ (213,009)	$ 3,046	$ (186,974)
Loss per limited partner unit:
Basic (in dollars per share)	$ (0.05)	$ (0.48)	$ (4.70)	$ 0.07	$ (4.13)
Diluted (in dollars per share)	$ (0.05)	$ (0.48)	$ (4.70)	$ 0.07	$ (4.13)
Weighted-average limited partner units outstanding:
Basic (shares)	45,319,000	45,319	45,319,000	45,319,000	45,319,000
Diluted (shares)	45,319,000	45,319	45,319,000	45,630,000	45,319,000
Gathering Services and Related Fees
Revenues:
Total revenues	$ 83,792	$ 86,964	$ 326,747	$ 344,616	$ 394,427
Natural Gas, NGLs and Condensate Sales
Revenues:
Total revenues	13,780	37,928	86,994	134,834	68,459
Other Revenues
Revenues:
Total revenues	$ 7,331	$ 6,516	$ 29,787	$ 27,203	$ 25,855